SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Discovery Mid Cap Growth Fund
Allspring Discovery SMID Cap Growth Fund
(each a “Fund”, together the “Funds”)

At a meeting held May 28-30,2024, the Board of Trustees of the Funds approved the following changes.

I. Name Change

At a meeting held May 28-30,2024, the Board of Trustees of the Funds approved the following change.

Effective on or around August 9, 2024, each Fund’s name will be changed as outlined in the following table and all references to the Fund’s prior name will be replaced with references to the Fund’s new name.

Current Fund Name	New Fund Name Effective on or about August 9, 2024
Allspring Discovery Mid Cap Growth Fund	Allspring Mid Cap Growth Fund
Allspring Discovery SMID Cap Growth Fund	Allspring SMID Cap Growth Fund

II. Portfolio Management

Effective immediately, Robert Gruendyke, CFA is added as a portfolio manager to each Fund.

Prospectus. Effective immediately, in the section entitled “Fund Summary – Fund Management” for each Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Gruendyke, CFA, Portfolio Manager / 2024 Michael T. Smith, CFA, Portfolio Manager / 2011 Christopher J. Warner, CFA, Portfolio Manager / 2012

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA Mid Cap Growth Fund SMID Cap Growth Fund	Mr. Gruendyke joined Allspring Investments or one of its predecessor firms in 2008, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.

Statement of Additional Information. Effective immediately, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Mid Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA Michael T. Smith, CFA Christopher J. Warner, CFA
SMID Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA Michael T. Smith, CFA Christopher J. Warner, CFA

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$5.74B

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Pooled Investment Vehicles
Number of Accounts	5
Total Assets Managed	$899.88M
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	32
Total Assets Managed	$760.92M
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Gruendyke became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of September 30, 2023, at which time Mr. Gruendyke was not a portfolio manager of the Fund.

Robert Gruendyke, CFA[1]	Mid Cap Growth Fund SMID Cap Growth Fund	$0 $0
1.	Mr. Gruendyke became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of September 30, 2023, at which time Mr. Gruendyke was not a portfolio manager of the Fund.

May 31, 2024	SUP3018 05-24